LOAN RECEIVABLE (DIsclosure of continuity of the loan principal and interest balances) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of loan receivable [abstract]
Loan balance, beginning of year	$ 543,263	$ 2,983,642
Loans advanced	2,587	36,882
Principal payments received	(500,000)	(2,500,000)
Interest earned	17,500	72,739
Interest payments received	(17,500)	(50,000)
Legal fees reimbursed	(45,850)	0
Loan balance, end of year	$ 0	$ 543,263